COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Changes in AOCI
Balance at the beginning of the period	CAD 21,386
Balance at the end of the period	58,679
Accumulated other comprehensive income
Changes in AOCI
Balance at the beginning of the period	1,058	CAD 1,632
Other comprehensive income/(loss) retained in AOCI	(718)	(1,587)
Other comprehensive (income)/loss reclassified to earnings, Pension and OPEB	10	13
Total before tax impact	(639)	(1,557)
Income tax on amounts retained in AOCI	15	193
Income tax on amounts reclassified to earnings	(26)	(14)
Tax impact	(11)	179
Balance at the end of the period	408	254
Accumulated other comprehensive income | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	71	52
Accumulated other comprehensive income | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	(4)	(5)
Accumulated other comprehensive income | Foreign exchange contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges	2	1
Accumulated other comprehensive income | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings, Cash Flow Hedges		(31)
Cash Flow Hedges
Changes in AOCI
Balance at the beginning of the period	(746)	(688)
Other comprehensive income/(loss) retained in AOCI	(44)	(711)
Total before tax impact	25	(694)
Income tax on amounts retained in AOCI	12	200
Income tax on amounts reclassified to earnings	(23)	(10)
Tax impact	(11)	190
Balance at the end of the period	(732)	(1,192)
Cash Flow Hedges | Interest rate contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	71	52
Cash Flow Hedges | Commodity contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	(4)	(5)
Cash Flow Hedges | Foreign exchange contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings	2	1
Cash Flow Hedges | Other contracts
Changes in AOCI
Other comprehensive (income)/loss reclassified to earnings		(31)
Net Investment Hedges
Changes in AOCI
Balance at the beginning of the period	(629)	(795)
Other comprehensive income/(loss) retained in AOCI	222	384
Total before tax impact	222	384
Income tax on amounts retained in AOCI	(2)	(13)
Tax impact	(2)	(13)
Balance at the end of the period	(409)	(424)
Cumulative Translation Adjustment
Changes in AOCI
Balance at the beginning of the period	2,700	3,365
Other comprehensive income/(loss) retained in AOCI	(899)	(1,253)
Total before tax impact	(899)	(1,253)
Balance at the end of the period	1,801	2,112
Equity Investees
Changes in AOCI
Balance at the beginning of the period	37	37
Other comprehensive income/(loss) retained in AOCI	3	(7)
Total before tax impact	3	(7)
Income tax on amounts retained in AOCI	5	6
Tax impact	5	6
Balance at the end of the period	45	36
Pension and OPEB Adjustment
Changes in AOCI
Balance at the beginning of the period	(304)	(287)
Other comprehensive (income)/loss reclassified to earnings	10	13
Total before tax impact	10	13
Income tax on amounts reclassified to earnings	(3)	(4)
Tax impact	(3)	(4)
Balance at the end of the period	CAD (297)	CAD (278)